Principal Exchange-Traded Funds
Supplement dated June 21, 2021
to the Statement of Additional Information dated November 1, 2020 as amended and restated April 28, 2021
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
On or about September 1, 2021, the Principal Active Income ETF will change its name to the Principal Active High Yield ETF. On that date, delete all references in this statement of additional information to Principal Active Income ETF, and replace with Principal Active High Yield ETF.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Effective September 1, 2021, in the Non-Fundamental Restriction – Rule 35d-1 section, delete the first paragraph and replace with the following:
With the exception of the Principal International Adaptive Multi-Factor ETF, each Fund has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES
Effective September 1, 2021, in the Management Agreement section, in the second table, delete the row for Principal Active Income ETF, and replace with the following:

Fund	All Assets
Principal Active High Yield	0.39%

PORTFOLIO MANAGER DISCLOSURE

Effective September 1, 2021, delete the Advisor: Principal Global Investors, LLC (Principal® Global Asset Allocation Portfolio Managers) section.

Effective September 1, 2021, in the Advisor: Principal Global Investors, LLC table, add the following alphabetically to the list of portfolio managers:

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	Other Accounts Managed
Portfolio Manager and ETFs	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Mark P. Denkinger (1): Principal Active High Yield ETF
Registered investment companies	8	$3.2 billion	0	$0
Other pooled investment vehicles	7	$856.1 million	0	$0
Other accounts	41	$5.3 billion	2	$151.3 million

Joshua Rank (1): Principal Active High Yield ETF
Registered investment companies	8	$3.2 billion	0	$0
Other pooled investment vehicles	7	$856.1 million	0	$0
Other accounts	41	$5.3 billion	2	$151.3 million

Darrin E. Smith (1): Principal Active High Yield ETF
Registered investment companies	8	$3.2 billion	0	$0
Other pooled investment vehicles	7	$856.1 million	0	$0
Other accounts	41	$5.3 billion	2	$151.3 million
(1) Information as of May 31, 2021

Effective September 1, 2021, in the Ownership of Securities table, add the following alphabetically to the list of portfolio managers:

Ownership of Securities

Portfolio Manager	Trust Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Mark P. Denkinger(1)	Principal Active High Yield ETF	None
Joshua Rank(1)	Principal Active High Yield ETF	None
Darrin E. Smith(1)	Principal Active High Yield ETF	None
(1) Information as of May 31, 2021
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